INVENTORIES (Tables)	12 Months Ended
Oct. 28, 2012
INVENTORIES
Principal components of inventories

(in thousands)	October 28, 2012	October 30, 2011
Finished products	$494,298	$463,491
Raw materials and work-in-process	267,877	251,324
Materials and supplies	188,346	171,008
Total	$950,521	$885,823